Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 56,377	$ 38,463
Restricted deposit	46
Marketable securities	26,006	39,161
Accounts receivables net of allowance for credit losses of $55 and $34 as of December 31, 2023 and December 31,2022, respectively.	1,484	977
Inventories	2,356
Prepaid expenses	1,274	2,414
Other current assets	1,092	1,446
TOTAL CURRENT ASSETS	88,635	82,461
NON-CURRENT ASSETS:
Restricted deposit	327	66
Property and equipment, net	42,343	43,545
Operating lease right-of-use asset	4,573	1,157
Marketable securities		25,198
Intangible assets	80,607	91,219
Goodwill		7,420
Other non-current assets	2,163	2,867
TOTAL NON-CURRENT ASSETS	130,013	171,472
TOTAL ASSETS	218,648	253,933
CURRENT LIABILITIES:
Current maturities of long term loan	3,490
Accounts payable	3,303	3,619
Accrued expenses	3,920	12,240
Deferred revenue	543	182
Contingent short term earnout liability		4,250
Current maturities of operating lease liabilities	861	740
Other current liabilities	3,407	4,043
TOTAL CURRENT LIABILITIES	15,524	25,074
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	4,045	398
Long term loan		3,481
Non-current deferred revenue		398
Contingent long-term earnout liability		4,089
Deferred tax liability	2,953	3,330
Other long-term liabilities	612	483
TOTAL NON-CURRENT LIABILITIES	7,610	12,179
TOTAL LIABILITIES	23,134	37,253
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value NIS 0.01 per share 100,000,000 authorized at December 31, 2023 and December 31 2022, 57,778,628 and 55,094,237 issued and outstanding at December 31, 2023 and December 31, 2022, respectively	165	158
Additional paid-in capital	515,887	477,953
Accumulated other comprehensive loss	(305)	(1,974)
Accumulated deficit	(320,233)	(259,457)
TOTAL SHAREHOLDERS’ EQUITY	195,514	216,680
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 218,648	$ 253,933